Document and Entity Information Document	Jan. 13, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jan. 13, 2025
Entity Registrant Name	BLUE OWL CAPITAL CORPORATION III
Entity Incorporation, State or Country Code	MD
Entity File Number	814-01345
Entity Tax Identification Number	84-4493477
Entity Address, Address Line One	399 Park Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Current Fiscal Year End Date	--12-31
Entity Address, Postal Zip Code	10022
City Area Code	212
Local Phone Number	419-3000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock par value $0.01 per share
Trading Symbol	OBDE
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001807427
Amendment Flag	false